FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	$ 177.12	$ 102.75	$ 84.14
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	5.29	5.57	5.18
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	855.86	844.69	710.95
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	4,845.35	4,002.52	3,421
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	0.93	0.88	0.81
Australian dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	1.47	1.38	1.3
Boliviano
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	6.86	6.86	6.86
Mexican peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	19.5	20.53	19.93
New Zealand dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	1.58	1.46	1.39
Peruvian Sol
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	3.81	3.98	3.62
Paraguayan Guarani
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	7,332.2	6,866.4	6,900.1
Uruguayan peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of current exchange rates [Line Items]
Exchange rate	$ 39.71	$ 44.43	$ 42.14